UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1512
                                                      --------

                         Oppenheimer Capital Income Fund
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                      Date of reporting period: 05/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                           Shares           Value
                                                         ---------     ----------------
COMMON STOCKS--39.1%
CONSUMER DISCRETIONARY--2.0%
HOTELS, RESTAURANTS & LEISURE--0.1%
Carnival Corp.                                              39,000     $      1,562,340
                                                         ---------     ----------------
MEDIA--0.3%
Cinemark Holdings, Inc.                                    695,600           10,065,332
                                                         ---------     ----------------
SPECIALTY RETAIL--1.6%
CSK Auto Corp. (1,2)                                     2,907,500           33,523,475
                                                         ---------     ----------------
OfficeMax, Inc.                                            515,000           11,165,200
                                                                       ----------------
                                                                             44,688,675
                                                                       ----------------
CONSUMER STAPLES--7.4%
BEVERAGES--0.1%
Coca-Cola Co. (The)                                         65,000            3,721,900
                                                         ---------     ----------------
FOOD & STAPLES RETAILING--0.1%
SUPERVALU, Inc. (3)                                        100,000            3,507,000
                                                         ---------     ----------------
FOOD PRODUCTS--0.7%
B&G Foods, Inc. (2)                                      1,025,000           18,040,000
                                                         ---------     ----------------
TOBACCO--6.5%
Altria Group, Inc.                                       1,400,000           31,164,000
                                                         ---------     ----------------
Loews Corp./Carolina Group                               1,050,000           76,177,500
                                                         ---------     ----------------
Philip Morris International, Inc. (1)                    1,400,000           73,724,000
                                                                       ----------------
                                                                            181,065,500
                                                                       ----------------
ENERGY--9.3%
ENERGY EQUIPMENT & SERVICES--0.7%
Diamond Offshore Drilling, Inc. (3)                         33,750            4,604,850
                                                         ---------     ----------------
Halliburton Co.                                             61,500            2,987,670
                                                         ---------     ----------------
Transocean, Inc. (3)                                        76,750           11,527,083
                                                                       ----------------
                                                                             19,119,603
                                                                       ----------------
OIL, GAS & CONSUMABLE FUELS--8.6%
BP plc, ADR                                                575,000           41,693,250
                                                         ---------     ----------------
Capital Product Partners LP                                212,500            4,318,000
                                                         ---------     ----------------
Chevron Corp.                                              320,000           31,728,000
                                                         ---------     ----------------
ConocoPhillips                                             422,500           39,334,750
                                                         ---------     ----------------
Enbridge Energy Management LLC (1)                               1                    3
                                                         ---------     ----------------
Kinder Morgan Management LLC (1)                         1,744,501           96,209,205
                                                         ---------     ----------------
Marathon Oil Corp.                                         425,000           21,840,750
                                                         ---------     ----------------
Sunoco, Inc.                                                95,000            4,224,650
                                                                       ----------------
                                                                            239,348,608
                                                                       ----------------
FINANCIALS--7.3%
CAPITAL MARKETS--0.7%
Credit Suisse Group, ADR                                    22,500            1,145,025
                                                         ---------     ----------------
Goldman Sachs Group, Inc. (The)                              2,750              485,128
                                                         ---------     ----------------
UBS AG (1)                                                 711,375           16,831,133
                                                                       ----------------
                                                                             18,461,286
                                                                       ----------------
COMMERCIAL BANKS--0.3%
Wachovia Corp. (3)                                         325,000            7,735,000

                      1 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                           Shares            Value
                                                         ---------     ----------------
COMMON STOCKS CONTINUED
DIVERSIFIED FINANCIAL SERVICES--1.8%
Bank of America Corp. (3)                                  587,500     $     19,980,875
                                                         ---------     ----------------
Citigroup, Inc. (3)                                      1,070,300           23,428,867
                                                         ---------     ----------------
KKR Financial Holdings LLC                                 550,000            6,688,000
                                                                       ----------------
                                                                             50,097,742
                                                                       ----------------
INSURANCE--3.7%
ACE Ltd.                                                   475,000           28,533,250
                                                         ---------     ----------------
Everest Re Group Ltd.                                      623,000           54,649,560
                                                         ---------     ----------------
Fidelity National Title Group, Inc., Cl. A                 355,000            6,070,500
                                                         ---------     ----------------
Hartford Financial Services Group, Inc. (The)              142,500           10,127,475
                                                         ---------     ----------------
Loews Corp.                                                 50,000            2,478,500
                                                         ---------     ----------------
XL Capital Ltd., Cl. A                                      75,000            2,618,250
                                                                       ----------------
                                                                            104,477,535
                                                                       ----------------
REAL ESTATE INVESTMENT TRUSTS--0.8%
Anthracite Capital, Inc.                                 1,000,000            9,370,000
                                                         ---------     ----------------
Crystal River Capital, Inc.                                625,000            3,487,500
                                                         ---------     ----------------
iStar Financial, Inc.                                      470,000            8,986,400
                                                                       ----------------
                                                                             21,843,900
                                                                       ----------------
HEALTH CARE--2.0%
BIOTECHNOLOGY--0.1%
Vanda Pharmaceuticals, Inc. (1)                            602,500            2,819,700
                                                         ---------     ----------------
PHARMACEUTICALS--1.9%
Abbott Laboratories                                        152,500            8,593,375
                                                         ---------     ----------------
Bristol-Myers Squibb Co.                                   176,250            4,016,738
                                                         ---------     ----------------
Merck & Co., Inc.                                           87,000            3,389,520
                                                         ---------     ----------------
Novartis AG, ADR (3)                                       175,000            9,161,250
                                                         ---------     ----------------
Pfizer, Inc.                                             1,275,000           24,684,000
                                                         ---------     ----------------
Schering-Plough Corp.                                      100,000            2,040,000
                                                                       ----------------
                                                                             51,884,883
                                                                       ----------------
INDUSTRIALS--3.7%
AEROSPACE & DEFENSE--1.5%
Lockheed Martin Corp.                                       68,500            7,496,640
                                                         ---------     ----------------
Raytheon Co. (3)                                           425,000           27,140,500
                                                         ---------     ----------------
United Technologies Corp.                                   80,000            5,683,200
                                                                       ----------------
                                                                             40,320,340
                                                                       ----------------
INDUSTRIAL CONGLOMERATES--1.7%
General Electric Co. (3)                                 1,175,000           36,096,000
                                                         ---------     ----------------
Siemens AG, Sponsored ADR                                   89,500           10,184,205
                                                                       ----------------
                                                                             46,280,205
                                                                       ----------------
MACHINERY--0.1%
Joy Global, Inc. (3)                                        30,000            2,526,900
                                                         ---------     ----------------
MARINE--0.3%
Eagle Bulk Shipping, Inc.                                  175,000            5,834,500
                                                         ---------     ----------------
Seaspan Corp.                                              105,000            2,833,950
                                                                       ----------------
                                                                              8,668,450
                                                                       ----------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Aircastle Ltd.                                             292,500            3,752,775

                      2 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                           Shares            Value
                                                         ---------     ----------------
COMMON STOCKS CONTINUED
INFORMATION TECHNOLOGY--1.2%
COMMUNICATIONS EQUIPMENT--0.4%
Corning, Inc. (3)                                          445,000     $     12,166,300
                                                         ---------     ----------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Intel Corp. (3)                                            215,000            4,983,700
                                                         ---------     ----------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR           375,000            4,293,750
                                                         ---------     ----------------
Texas Instruments, Inc. (3)                                175,000            5,684,000
                                                                       ----------------
                                                                             14,961,450
                                                                       ----------------
SOFTWARE--0.3%
Microsoft Corp.                                            250,000            7,080,000
                                                         ---------     ----------------
MATERIALS--0.5%
CHEMICALS--0.5%
BASF SE, Sponsored ADR                                      37,750            5,669,673
                                                         ---------     ----------------
Eastman Chemical Co. (3)                                    42,500            3,255,925
                                                         ---------     ----------------
Lubrizol Corp. (The)                                        50,000            2,805,000
                                                         ---------     ----------------
PPG Industries, Inc.                                        27,500            1,733,325
                                                                       ----------------
                                                                             13,463,923
                                                                       ----------------
TELECOMMUNICATION SERVICES--3.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
AT&T, Inc. (4)                                             825,000           32,917,500
                                                         ---------     ----------------
Citizens Communications Co.                              1,307,500           15,245,450
                                                         ---------     ----------------
Consolidated Communications Holdings, Inc.               1,292,500           19,387,500
                                                         ---------     ----------------
FairPoint Communications, Inc.                           1,575,000           14,175,000
                                                         ---------     ----------------
Qwest Communications International, Inc.                   110,000              533,500
                                                         ---------     ----------------
Verizon Communications, Inc.                               133,000            5,116,510
                                                         ---------     ----------------
Windstream Corp.                                         1,425,000           19,009,500
                                                                       ----------------
                                                                            106,384,960
                                                                       ----------------
UTILITIES--1.9%
ELECTRIC UTILITIES--1.1%
Cleco Corp.                                                695,000           17,361,100
                                                         ---------     ----------------
FirstEnergy Corp.                                          185,000           14,561,350
                                                                       ----------------
                                                                             31,922,450
                                                                       ----------------
ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.                            58,000            5,001,340
                                                         ---------     ----------------
GAS UTILITIES--0.3%
Southern Union Co.                                         277,500            7,381,500
                                                         ---------     ----------------
MULTI-UTILITIES--0.3%
CenterPoint Energy, Inc.                                   432,500            7,326,550
                                                                       ----------------
Total Common Stocks (Cost $832,438,483)                                   1,085,676,147
                                                                       ----------------
PREFERRED STOCKS--5.1%
AES Trust III, 6.75% Cv.                                   118,400            5,824,096
                                                         ---------     ----------------
American International Group, Inc., 8.50% Cv. (1)           45,000            3,329,550
                                                         ---------     ----------------
Archer-Daniels-Midland Co., 6.25% Cv. (1)                  132,000            6,550,500
                                                         ---------     ----------------
El Paso Corp., 4.99% Cv.                                     7,500           11,833,125
                                                         ---------     ----------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A,
Non-Vtg.                                                   662,500           16,603,906
                                                         ---------     ----------------

                      3 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                               Shares            Value
                                                             ---------     ----------------
PREFERRED STOCKS CONTINUED
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv.,
Non-Vtg.                                                        47,125     $      7,795,418
                                                             ---------     ----------------
Huntington Bancshares, Inc., 8.50% Cv., Series A (1)             2,300            2,295,400
                                                             ---------     ----------------
Lucent Technologies Capital Trust I, 7.75% Cum. Cv.,
Non-Vtg.                                                        39,000           31,200,000
                                                             ---------     ----------------
NRG Energy, Inc., 5.75% Cv.                                     43,750           15,579,813
                                                             ---------     ----------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A (2)     430,000           13,566,500
                                                             ---------     ----------------
Schering-Plough Corp., 6% Cv.                                   55,000           10,751,950
                                                             ---------     ----------------
Six Flags, Inc., 7.25% Cum. Cv. Preferred Income
Equity Redeemable Shares, Non-Vtg.                             650,000            8,352,500
                                                             ---------     ----------------
United Rentals Trust I, 6.50% Cv. Quarterly Income
Preferred Securities, Non-Vtg.                                 253,569            7,924,031
                                                             ---------     ----------------
Total Preferred Stocks (Cost $163,855,552)                                      141,606,789

                                                              Principal
                                                               Amount
                                                            ------------
MORTGAGE-BACKED OBLIGATIONS--37.0%
GOVERNMENT AGENCY--21.8%
FHLMC/FNMA/SPONSORED--21.7%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                              $  9,555,846          9,357,769
5%, 8/15/33-12/15/34                                           6,045,645          5,865,788
6%, 5/15/18-3/15/33                                            3,615,115          3,715,341
6.50%, 4/15/18-4/1/34                                          1,492,303          1,551,620
7%, 12/1/23-10/1/31                                            7,345,254          7,802,787
8%, 4/1/16                                                       348,154            370,014
9%, 8/1/22-5/1/25                                                106,281            116,592
                                                            ------------       ------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 15.794%, 3/25/36 (5)                     983,851          1,095,032
Series 2034, Cl. Z, 6.50%, 2/15/28                               499,302            522,145
Series 2043, Cl. ZP, 6.50%, 4/15/28                            1,577,414          1,649,151
Series 2053, Cl. Z, 6.50%, 4/15/28                               520,642            545,848
Series 2055, Cl. ZM, 6.50%, 5/15/28                              680,144            707,422
Series 2075, Cl. D, 6.50%, 8/15/28                             1,886,639          1,979,369
Series 2080, Cl. C, 6.50%, 8/15/28                               948,359            993,049
Series 2080, Cl. Z, 6.50%, 8/15/28                               450,322            472,320
Series 2279, Cl. PK, 6.50%, 1/15/31                              999,654          1,050,760
Series 2326, Cl. ZP, 6.50%, 6/15/31                              521,675            546,383
Series 2461, Cl. PZ, 6.50%, 6/15/32                            2,205,620          2,318,877
Series 2500, Cl. FD, 3.014%, 3/15/32 (5)                         240,299            237,881
Series 2526, Cl. FE, 2.914%, 6/15/29 (5)                         339,049            335,643
Series 2538, Cl. F, 3.114%, 12/15/32 (5)                       4,417,199          4,387,771
Series 2551, Cl. FD, 2.914%, 1/15/33 (5)                         260,745            259,065
Series 2676, Cl. KY, 5%, 9/15/23                               2,768,000          2,711,568
Series 3025, Cl. SJ, 15.531%, 8/15/35 (5)                        369,626            414,901
Series 3094, Cl. HS, 15.164%, 6/15/34 (5)                        636,415            694,109
                                                            ------------       ------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 11.313%, 6/1/26 (6)                          429,405            106,714

                      4 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                            Principal
                                                             Amount          Value
                                                          ------------   ------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Series 183, Cl. IO, 10.175%, 4/1/27 (6)                   $    708,598   $    163,702
Series 184, Cl. IO, 16.198%, 12/1/26 (6)                       755,146        188,134
Series 192, Cl. IO, 11.433%, 2/1/28 (6)                        228,775         60,218
Series 200, Cl. IO, 11.123%, 1/1/29 (6)                        281,135         68,840
Series 2130, Cl. SC, 26.864%, 3/15/29 (6)                      527,186         60,946
Series 216, Cl. IO, 10.555%, 12/1/31 (6)                       525,352        147,809
Series 224, Cl. IO, 7.373%, 3/1/33 (6)                       1,630,112        433,136
Series 243, Cl. 6, 8.532%, 12/15/32 (6)                        997,449        242,921
Series 2796, Cl. SD, 34.019%, 7/15/26 (6)                      783,789         86,915
Series 2802, Cl. AS, 68.512%, 4/15/33 (6)                    1,520,037        125,763
Series 2920, Cl. S, 42.058%, 1/15/35 (6)                     4,400,620        348,232
Series 3000, Cl. SE, 71.23%, 7/15/25 (6)                     4,924,452        344,745
Series 3110, Cl. SL, 99.999%, 2/15/26 (6)                      854,399         63,901
                                                          ------------   ------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. PO, 4.822%, 6/1/26 (7)                         204,388        170,946
Series 192, Cl. PO, 6.745%, 2/1/28 (7)                         228,775        178,027
                                                          ------------   ------------
Federal National Mortgage Assn.:
4.50%, 11/25/19-8/1/20                                       3,842,457      3,773,467
4.50%, 6/1/22 (8)                                           21,610,000     21,029,231
5%, 12/1/17-9/25/35                                         92,237,862     90,538,525
5%, 6/1/23-6/1/38 (8)                                      128,714,000    125,327,089
5%, 5/1/18 (9)                                               1,816,419      1,818,327
5.50%, 1/25/33-1/1/38                                       46,597,117     46,466,564
5.50%, 6/1/22-6/1/38 (8)                                    53,804,000     53,704,515
6%, 8/25/32-11/1/33                                         15,958,065     16,295,450
6%, 6/1/22-6/1/37 (8)                                       52,369,000     53,274,552
6%, 3/1/33 (9)                                              12,294,523     12,555,013
6.50%, 5/25/17-11/25/31                                     13,488,570     14,050,680
6.50%, 6/1/37 (8)                                           23,604,000     24,337,943
7%, 11/1/17-7/25/35                                          6,702,208      7,100,534
7.50%, 1/1/33-3/25/33                                        9,717,817     10,492,050
8.50%, 7/1/32                                                   33,401         36,749
                                                          ------------   ------------
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust
Mtg. Pass-Through Certificates, Trust 2002-T1, Cl. A2, 7%,
11/25/31                                                     1,539,991      1,547,969
                                                          ------------   ------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                         1,424,177      1,477,989
Trust 1998-61, Cl. PL, 6%, 11/25/28                            881,286        910,091
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                       1,195,145      1,235,823
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                       1,975,556      2,079,333
Trust 2001-70, Cl. LR, 6%, 9/25/30                              89,793         90,294
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                          797,164        834,881
Trust 2002-9, Cl. PC, 6%, 3/25/17                            5,620,780      5,826,806
Trust 2003-130, Cl. CS, 9.315%, 12/25/33 (5)                   844,920        822,459
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                        1,903,000      1,899,283
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                        3,485,000      3,490,231

                      5 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                            Principal
                                                             Amount          Value
                                                          ------------   ------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2004-101, Cl. BG, 5%, 1/25/20                       $  2,550,000   $  2,558,032
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                      1,560,000      1,552,084
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                      7,321,312      7,270,217
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                        1,430,000      1,400,316
Trust 2005-59, Cl. NQ, 10.894%, 5/25/35 (5)                  1,040,648      1,034,668
Trust 2006-46, Cl. SW, 15.427%, 6/25/36 (5)                    761,560        835,679
Trust 2006-50, Cl. KS, 15.428%, 6/25/36 (5)                  2,542,789      2,718,567
Trust 2006-50, Cl. SK, 15.428%, 6/25/36 (5)                    199,489        212,976
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                        4,035,643      4,108,399
                                                          ------------   ------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 45.331%, 3/17/31 (6)                    664,129        103,166
Trust 2001-65, Cl. S, 36.05%, 11/25/31 (6)                   2,246,946        253,989
Trust 2001-81, Cl. S, 22.413%, 1/25/32 (6)                     496,534         51,953
Trust 2002-47, Cl. NS, 20.501%, 4/25/32 (6)                    977,357        104,599
Trust 2002-51, Cl. S, 20.779%, 8/25/32 (6)                     897,347         97,684
Trust 2002-52, Cl. SD, 20.565%, 9/25/32 (6)                    993,318        127,156
Trust 2002-75, Cl. SA, 38.719%, 11/25/32 (6)                 2,720,285        287,740
Trust 2002-77, Cl. SH, 25.112%, 12/18/32 (6)                   638,075         76,094
Trust 2002-89, Cl. S, 49.122%, 1/25/33 (6)                   2,526,987        338,582
Trust 2002-9, Cl. MS, 21.223%, 3/25/32 (6)                     610,276         64,236
Trust 2003-117, Cl. KS, 35.502%, 8/25/33 (6)                15,782,276      1,300,759
Trust 2003-118, Cl. S, 32.885%, 12/25/33 (6)                 4,231,402        501,157
Trust 2003-33, Cl. SP, 38.474%, 5/25/33 (6)                  2,343,069        289,602
Trust 2003-46, Cl. IH, 0.739%, 6/1/33 (6)                    5,182,618      1,142,659
Trust 2004-54, Cl. DS, 26.339%, 11/25/30 (6)                   991,045        101,175
Trust 2005-105, Cl. S, 72.701%, 12/25/35 (6)                 3,730,134        394,224
Trust 2005-19, Cl. SA, 39.367%, 3/25/35 (6)                 11,332,451        969,841
Trust 2005-40, Cl. SA, 38.658%, 5/25/35 (6)                  2,544,375        216,655
Trust 2005-6, Cl. SE, 46.73%, 2/25/35 (6)                    3,201,069        271,212
Trust 2005-71, Cl. SA, 50.768%, 8/25/25 (6)                  3,081,367        297,007
Trust 2005-86, Cl. AI, 7.566%, 10/1/35 (6)                   7,733,507      1,822,235
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(6)                  7,539,885        518,366
Trust 2005-87, Cl. SG, 74.902%, 10/25/35 (6)                 6,713,107        685,958
Trust 2006-119, Cl. MS, 74.521%, 12/25/36 (6)                2,705,213        282,467
Trust 2006-33, Cl. SP, 57.682%, 5/25/36 (6)                  6,864,444        728,989
Trust 2006-42, Cl. CI, 30.887%, 6/25/36 (6)                  6,128,404        518,486
Trust 2006-51, Cl. SA, 26.516%, 6/25/36 (6)                 30,492,197      2,607,650
Trust 222, Cl. 2, 16.413%, 6/1/23 (6)                        1,641,813        423,672
Trust 240, Cl. 2, 21.521%, 9/1/23 (6)                        2,533,681        707,129
Trust 252, Cl. 2, 15.537%, 11/1/23 (6)                       1,214,098        337,418
Trust 273, Cl. 2, 15.123%, 8/1/26 (6)                          337,138         86,266
Trust 303, Cl. IO, 13.832%, 11/1/29 (6)                        425,893        118,877
Trust 308, Cl. 2, 10.433%, 9/1/30 (6)                        1,090,154        294,375
Trust 321, Cl. 2, 4.436%, 4/1/32 (6)                         4,939,697      1,239,984

                      6 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                            Principal
                                                             Amount         Value
                                                          ------------   ------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Trust 322, Cl. 2, 12.133%, 4/1/32 (6)                     $  1,967,555   $    519,652
Trust 331, Cl. 9, 15.438%, 2/1/33 (6)                        1,344,589        311,959
Trust 334, Cl. 17, 22.285%, 2/1/33 (6)                         789,524        188,769
Trust 334, Cl. 4, 4.999%, 7/1/33 (6)                        12,509,705      2,954,003
Trust 339, Cl. 7, 8.174%, 7/1/33 (6)                         4,995,831      1,168,411
Trust 342, Cl. 2, 9.846%, 9/1/33 (6)                           866,681        233,405
Trust 344, Cl. 2, 8.034%, 12/1/33 (6)                        7,636,724      2,058,888
Trust 345, Cl. 9, 8.688%, 1/1/34 (6)                         2,326,630        549,786
Trust 356, Cl. 14, 12.503%, 6/1/35 (6)                       4,639,010      1,119,110
Trust 362, Cl. 12, 9.048%, 8/1/35 (6)                        4,375,357      1,171,292
Trust 362, Cl. 13, 9.023%, 8/1/35 (6)                        2,426,448        649,302
Trust 365, Cl. 16, 13.876%, 3/1/36 (6)                       9,003,062      2,311,299
                                                          ------------   ------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.203%,
9/25/23 (7)                                                    595,351        495,807
                                                                         ------------
                                                                          606,291,985
                                                                         ------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., 8.50%,
8/1/17-12/15/17                                                150,972        164,768
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 40.996%, 1/16/27 (6)                 1,060,312        112,218
Series 2002-15, Cl. SM, 35.816%, 2/16/32 (6)                 1,027,225        108,840
Series 2002-41, Cl. GS, 39.997%, 6/16/32 (6)                   560,232         94,854
Series 2002-76, Cl. SY, 35.545%, 12/16/26 (6)                2,506,887        280,135
Series 2004-11, Cl. SM, 22.918%, 1/17/30 (6)                   816,277         89,930
Series 2006-47, Cl. SA, 83.756%, 8/16/36 (6)                 7,927,456        769,987
                                                                         ------------
                                                                            1,620,732
                                                                         ------------
NON-AGENCY--15.2%
COMMERCIAL--6.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                       2,670,000      2,654,181
Series 2006-1, Cl. AM, 5.421%, 9/1/45 (5)                   10,720,000      9,960,069
                                                          ------------   ------------
Banc of America Funding Corp., Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32         1,500,215      1,503,848
                                                          ------------   ------------
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                               1,253,975      1,281,478
                                                          ------------   ------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1,
Asset-Backed Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                              374,026        373,913
                                                          ------------   ------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates,
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                   3,140,000      3,098,562
                                                          ------------   ------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 2.793%, 10/25/36 (5)                4,245,840      3,619,191
                                                          ------------   ------------

                      7 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                            Principal
                                                             Amount         Value
                                                          ------------   ------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
Series 2006-A5, Cl. 1A13, 2.843%, 10/25/36 (5)            $  2,211,858   $  1,847,561
                                                          ------------   ------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                       862,390        853,755
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                         285,869        280,659
                                                          ------------   ------------
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                               1,133,189      1,000,334
                                                          ------------   ------------
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                            1,460,999      1,410,252
                                                          ------------   ------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                      1,720,000      1,718,484
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                      1,590,000      1,591,333
                                                          ------------   ------------
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                     1,990,000      1,977,715
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                     1,750,000      1,761,058
                                                          ------------   ------------
Greenwich Capital Commercial Mortgage 2007-GG11,
Commercial Mtg. Pass-Through Certificates, Series
2007-GG11, Cl. A4, 5.736%, 8/1/17                            9,500,000      9,295,697
                                                          ------------   ------------
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A2, 5.479%, 11/1/39       12,330,000     12,411,938
                                                          ------------   ------------
GSR Mortgage Loan Trust 2004-10F, Mtg. Pass-Through
Certificates, Series 2004-10F, Cl. 2A4, 5%, 8/1/19          11,692,891     11,114,068
                                                          ------------   ------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                      640,000        637,053
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                    2,280,000      2,278,981
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                   9,920,000      9,791,797
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                    1,530,000      1,530,969
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                       9,860,000      9,900,032
                                                          ------------   ------------
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial
Mtg. Pass-Through Certificates, Series 2005-C5, Cl.
A2, 4.885%, 9/15/30                                          1,900,000      1,904,287
                                                          ------------   ------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial
Mtg. Pass-Through Certificates, Series 2005-C7, Cl.
A2, 5.103%, 11/11/30                                         2,030,000      2,042,497
                                                          ------------   ------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                     12,480,000     12,517,817
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 (5)                  6,050,000      5,550,967
                                                          ------------   ------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl.
A2, 5.318%, 1/15/12                                          7,570,000      7,507,420
                                                          ------------   ------------
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34           1,916,406      1,742,805
                                                          ------------   ------------
Mastr Asset Securitization Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
2.843%, 10/25/36 (5)                                        12,229,984     10,727,486
                                                          ------------   ------------

                      8 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                              Principal
                                                                Amount         Value
                                                            ------------   ------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-9, Commercial Mgt. Pass-Through Certificates,
Series 2007-9, Cl. A4, 5.70%, 9/1/17                        $ 10,690,000   $ 10,432,523
                                                            ------------   ------------
Prudential Mortgage Capital Co. II LLC, Commercial
Mtg. Pass-Through Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                               2,380,000      2,518,423
                                                            ------------   ------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                                 2,063,983      1,975,768
                                                            ------------   ------------
Wachovia Bank Commercial Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through Certificates, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                              3,462,170      3,459,290
                                                            ------------   ------------
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                             2,145,000      2,140,209
                                                            ------------   ------------
WaMu Mortgage Pass-Through Certificates 2006-AR8
Trust, Mtg, Pass-Through Certificates, Series
2006-AR8, Cl. 1A4, 5.883%, 8/1/46 (5)                         10,462,381     10,192,152
                                                            ------------   ------------
WaMu Mortgage Pass-Through Certificates 2007-HY1
Trust, Mtg. Pass-Through Certificates, Series
2007-HY1, Cl. 1A2, 5.714%, 2/25/37 (5)                         2,136,418      1,367,308
                                                            ------------   ------------
WaMu Mortgage Pass-Through Certificates 2007-HY3
Trust, Mtg. Pass-Through Certificates, Series
2007-HY3, Cl. 2A2, 5.662%, 3/1/37 (5)                          5,508,822      4,026,118
                                                            ------------   ------------
Wells Fargo Mortgage-Backed Securities 2004-V Trust,
Mtg. Pass-Through Certificates, Series 2004-V, Cl.
1A1, 3.837%, 10/1/34 (5)                                       6,586,037      6,575,014
                                                                           ------------
                                                                            176,573,012
                                                                           ------------
MANUFACTURED HOUSING--0.4%
Wells Fargo Mortgage-Backed Securities 2006-AR12
Trust, Mtg. Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 6.10%, 9/25/36 (5)                         5,279,009      5,087,500
                                                            ------------   ------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A5, 5.109%, 3/25/36 (5)                                       5,407,064      5,222,336
                                                            ------------   ------------
                                                                             10,309,836
                                                                           ------------
MULTIFAMILY--2.8%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.254%, 6/25/33 (5)                    2,733,720      2,732,403
Series 2005-F, Cl. 2A3, 4.714%, 7/25/35 (5)                    3,950,725      3,815,710
                                                            ------------   ------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through
Certificates, Series 2006-4, Cl. 2A1, 5.794%, 10/25/36 (5)     4,850,569      4,362,490
                                                            ------------   ------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl. 1A3A,
5.89%, 7/25/36 (5)                                             5,122,913      4,995,293
                                                            ------------   ------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl.2A4,
5.75%, 1/25/35                                                 3,452,000      3,027,076
                                                            ------------   ------------

                      9 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                          ------------   ------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
MULTIFAMILY CONTINUED
Countrywide Alternative Loan Trust 2005-85CB, Mtg.
Pass-Through Certificates, Series 2005-85CB, Cl.2A3,
5.50%, 2/25/36                                            $  2,580,000   $  2,301,820
                                                          ------------   ------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates:
Series 2003-46, Cl. 1A2, 4.13%, 1/19/34 (5)                  2,636,187      2,656,664
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 (5)               3,792,662      3,547,917
Series 2007-HY1, Cl. 1A1, 5.694%, 4/25/37 (5)                3,804,226      3,626,309
                                                          ------------   ------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
Certificates:
Series 2005-AR4, Cl. 2A1, 5.296%, 7/19/35 (5)                4,090,267      3,531,599
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                       2,390,000      2,176,474
                                                          ------------   ------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 3A1, 5.149%,
11/25/35 (5)                                                 6,292,271      5,983,117
                                                          ------------   ------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg.
Pass-Through Certificates, Series 2007-2, Cl. 2A1,
6.001%, 6/25/37 (5)                                          4,944,461      4,785,200
                                                          ------------   ------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
Mtg. Pass-Through Certificates, Series 2004-AA, Cl.
2A, 4.994%, 12/25/34 (5)                                     1,282,314      1,255,345
                                                          ------------   ------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1,
3.542%, 9/25/34 (5)                                          1,088,483      1,023,868
                                                          ------------   ------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR2, Cl.
2A2, 4.545%, 3/25/35 (5)                                       783,869        754,267
                                                          ------------   ------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR4, Cl.
2A2, 4.523%, 4/25/35 (5)                                    10,144,954      9,646,181
                                                          ------------   ------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 (5)              11,991,040     11,630,923
Series 2006-AR10, Cl. 2A1, 5.65%, 7/25/36 (5)                1,994,935      1,937,018
                                                          ------------   ------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A6, 5.109%, 3/25/36 (5)                                     1,049,472        969,848
                                                          ------------   ------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
2A1, 5.537%, 4/1/36 (5)                                      2,521,417      2,454,302
                                                          ------------   ------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 5.094%, 3/25/36 (5)                                     1,182,482      1,139,575
                                                                         ------------
                                                                           78,353,399
                                                                         ------------
OTHER--0.2%
Greenwich Capital Commercial Mortgage 2007-GG9,
Commercial Mtg. Pass-Through Certificates, Series
2007-GG9, Cl. A4, 5.44%, 3/1/39                              5,315,000      5,120,317
                                                          ------------   ------------

                      10 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                                Principal
                                                                  Amount         Value
                                                              ------------   ------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
RESIDENTIAL--5.4%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-4, Cl. A4,
5.745%, 7/1/17 (5)                                            $  4,940,000   $  4,867,427
                                                              ------------   ------------
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series 2005-S1, Cl. 1A5,
5.50%, 5/25/35                                                   1,440,000      1,326,559
                                                              ------------   ------------
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
6.10%, 9/25/47 (5)                                              10,528,509      9,752,032
                                                              ------------   ------------
CitiMortgage Alternative Loan Trust 2006-A1, Real
Estate Mtg. Investment Conduit
Pass-ThroughCertificates, Series 2006-A1, Cl. 2A1,
5.25%, 3/1/21                                                    3,563,039      3,440,202
                                                              ------------   ------------
CitiMortgage Alternative Loan Trust 2007-A2, Real
Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 2007-A2, Cl. 1A5, 6%, 2/25/37              11,473,855     10,905,358
                                                              ------------   ------------
Countrywide Alternative Loan Trust 2004-24CB, Mtg.
Pass-Through Certificates, Series 2004-24CB, Cl.1A1,
6%, 11/1/34                                                      4,095,017      3,828,134
                                                              ------------   ------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl.3A1,
6%, 1/1/35                                                       3,311,863      3,029,775
                                                              ------------   ------------
Countrywide Alternative Loan Trust 2005-18CB, Mtg.
Pass-Through Certificates, Series 2005-18CB, Cl. A8,
5.50%, 5/25/36                                                   3,480,000      2,955,356
                                                              ------------   ------------
Countrywide Alternative Loan Trust 2005-21CB, Mtg.
Pass-Through Certificates, Series 2005-21CB, Cl. A7,
5.50%, 6/1/35                                                    3,715,549      3,394,906
                                                              ------------   ------------
Countrywide Alternative Loan Trust 2005-J1, Mtg.
Pass-Through Certificates, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                   2,776,445      2,450,598
                                                              ------------   ------------
Countrywide Alternative Loan Trust 2005-J10, Mtg.
Pass-Through Certificates, Series 2005-J10, Cl. 1A17,
5.50%, 10/1/35                                                   7,840,000      6,299,420
                                                              ------------   ------------
Countrywide Alternative Loan Trust 2005-J3, Mtg.
Pass-Through Certificates, Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                                   2,344,644      2,297,060
                                                              ------------   ------------
Countrywide Alternative Loan Trust, CMO, Series
2007-41CB, Cl. 1A10, 6%, 1/1/37                                 10,852,571     10,217,051
                                                              ------------   ------------
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through
Certificates, Series 2007-AR1, Cl. 4A1, 5.831%, 3/1/37 (5)       5,797,019      5,324,938
                                                              ------------   ------------
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
Mtg. Pass-Through Certificates, Series 2007-C7, Cl.
A3, 5.866%, 9/11/45                                             10,695,000     10,562,850
                                                              ------------   ------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                           890,648        870,708
                                                              ------------   ------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
6.077%, 10/25/36 (5)                                             8,012,053      7,798,179
                                                              ------------   ------------
Merrill Lynch Mortgage Investors Trust 2007-3, Mtg.
Pass-Through Certificates, Series 2007-3, Cl. 1A1,
5.809%, 9/1/37 (5,10)                                            4,477,895      4,119,664
                                                              ------------   ------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
5.425%, 6/25/36 (5)                                              1,590,000      1,507,972
                                                              ------------   ------------

                      11 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                            Principal
                                                              Amount          Value
                                                          ------------    -------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
RESIDENTIAL CONTINUED
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                            $    842,783    $     822,173
                                                          ------------    -------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5, Cl. 2A2,
6%, 5/1/36                                                   1,054,246        1,016,514
                                                          ------------    -------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1, Cl. 3A1, 5.01%, 8/1/22 (5)    11,833,360       11,461,083
                                                          ------------    -------------
WaMu Mortgage Pass-Through Certificates 2003-AR9
Trust, Mtg. Pass-Through Certificates, Series
2003-AR9, Cl. 2A, 4.043%, 9/25/33 (5)                        1,932,254        1,845,846
                                                          ------------    -------------
WaMu Mortgage Pass-Through Certificates 2006-AR12
Trust, Mtg. Pass-Through Certificates, Series
2006-AR12, Cl. 2A1, 5.75%, 10/25/36 (5)                      5,616,004        5,248,900
                                                          ------------    -------------
WaMu Mortgage Pass-Through Certificates 2006-AR8
Trust, Mtg. Pass-Through Certificates, Series
2006-AR8, Cl. 2A1, 6.13%, 8/25/36 (5)                        5,470,968        5,372,400
                                                          ------------    -------------
WaMu Mortgage Pass-Through Certificates 2007-HY6
Trust, Mtg. Pass-Through Certificates, Series
2007-HY6, Cl. 2A1, 5.698%, 6/25/37 (5)                       3,692,577        3,454,666
                                                          ------------    -------------
Washington Mutual Mortgage Pass-Through Certificates,
Mtg. Pass-Through Certificates, Series 2007-1, Cl.
1A8, 6%, 2/25/37                                             5,760,493        5,585,005
                                                          ------------    -------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust,
Mtg. Pass-Through Certificates, Series 2003-6, Cl.
1A1, 5%, 6/25/18                                             2,091,643        2,034,845
                                                          ------------    -------------
Wells Fargo Mortgage-Backed Securities 2005-AR12
Trust, Mtg. Pass-Through Certificates, Series
2005-AR12, Cl. 2A6, 4.328%, 7/1/35 (5)                       3,192,243        3,032,766
                                                          ------------    -------------
Wells Fargo Mortgage-Backed Securities 2005-AR16
Trust, Mtg. Pass-Through Certificates, Series
2005-AR16, Cl. 2A1, 4.943%, 10/1/35 (5)                      4,274,569        4,093,459
                                                          ------------    -------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 5A3, 5.597%, 7/1/36 (5)                1,919,169        1,876,751
Series 2006-AR10, Cl. 5A6, 5.597%, 7/1/36 (5)                7,641,869        7,405,107
                                                          ------------    -------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-A R5, Cl.
2A2, 5.537%, 4/1/36 (5,10)                                   4,454,622        3,140,509
                                                                          -------------
                                                                            151,338,213
                                                                          -------------
Total Mortgage-Backed Obligations (Cost $1,035,162,659)                   1,029,607,494
                                                                          -------------
ASSET-BACKED SECURITIES--1.0%
Ace Securities Corp. Home Equity Loan Trust,
Asset-Backed Pass-Through Certificates, Series
2006-ASP5, Cl. M1, 2.673%, 10/25/36 (5)                      3,400,000          505,455
                                                          ------------    -------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
2.873%, 5/25/34 (5)                                          2,123,397        1,892,643
                                                          ------------    -------------

                      12 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                                      Principal
                                                                        Amount           Value
                                                                     ------------    -------------
ASSET-BACKED SECURITIES CONTINUED
Bear Stearns Asset Backed Securities I Trust 2006-HE7, Asset
-Backed Certificates, Series 2006-HE7, Cl. 1M1,
2.793%, 9/25/36 (5)                                                  $  4,062,000    $   1,129,869
                                                                     ------------    -------------
Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4,
2.534%, 4/15/11 (5)                                                     6,670,766        6,643,364
                                                                     ------------    -------------
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15                      430,000          374,742
                                                                     ------------    -------------
CWABS Asset-Backed Certificates Trust 2002-4,
Asset-Backed Certificates, Series 2002-4, Cl. A1,
3.133%, 2/25/33  (5)                                                       44,821           39,442
                                                                     ------------    -------------
CWABS Asset-Backed Certificates Trust 2005-11,
Asset-Backed Certificates, Series 2005-11, Cl. AF2,
4.657%, 2/25/36                                                           798,947          797,352
                                                                     ------------    -------------
CWABS Asset-Backed Certificates Trust 2005-16,
Asset-Backed Certificates, Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 (5)                                                       920,000          823,646
                                                                     ------------    -------------
CWABS Asset-Backed Certificates Trust 2005-17,
Asset-Backed Certificates, Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 (5)                                                       620,000          576,522
                                                                     ------------    -------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations, Series 2005-2, Cl. A4, 4.15%,
10/15/10                                                                1,024,117        1,026,408
                                                                     ------------    -------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
2.739%, 1/20/35 (5)                                                       834,852          747,762
                                                                     ------------    -------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 (5)                               541,171          543,928
                                                                     ------------    -------------
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                  494,631          493,102
                                                                     ------------    -------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 3.864%,
3/15/16 (5)                                                             4,080,000        3,585,378
                                                                     ------------    -------------
Morgan Stanley ABS Capital I, Inc. Trust 2006-NC4,
Mtg. Pass-Through Certificates, Series 2006-NC4, Cl.
M2, 2.693%, 6/25/36 (5)                                                 2,500,000          664,722
                                                                     ------------    -------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 2.493%,
7/1/36 (5)                                                              1,930,000        1,841,940
                                                                     ------------    -------------
RASC Series 2006-EMX4 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series
2006-EMX4, Cl. M1, 2.673%, 6/25/36 (5)                                  4,000,000        1,966,338
                                                                     ------------    -------------
RASC Series 2006-EMX7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series
2006-EMX7, Cl. M2, 2.703%, 8/25/36 (5)                                  3,500,000          708,207
                                                                     ------------    -------------
RASC Series 2006-EMX9 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series
2006-EMX9, Cl. M1, 2.703%, 11/25/36 (5)                                 3,400,000          976,770
                                                                     ------------    -------------
RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series
2006-KS7, Cl. A1, 2.443%, 9/25/36 (5)                                     399,234          396,806
                                                                     ------------    -------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
2.433%, 9/25/36 (5)                                                     1,067,380        1,049,733
                                                                     ------------    -------------
Total Asset-Backed Securities (Cost $34,304,899)                                        26,784,129

                      13 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                                      Principal
                                                                        Amount          Value
                                                                    -------------   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--18.3%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                      $   2,665,000   $   2,700,956
                                                                    -------------   -------------
Allied Waste North America, Inc., 5.75% Sr. Sec. Nts.,
Series B, 2/15/11                                                       5,000,000       4,918,750
                                                                    -------------   -------------
American International Group, Inc., 6.25% Jr. Sub. Bonds,
3/15/37                                                                   790,000         633,445
                                                                    -------------   -------------
Axa SA, 6.379% Sub. Perpetual Bonds (11,12)                            12,900,000      10,784,697
                                                                    -------------   -------------
Bank of America Corp.:
8% Unsec. Perpetual Nts., Series K (12)                                 8,130,000       8,065,749
                                                                    -------------   -------------
8.125% Perpetual Bonds, Series M (12)                                   1,235,000       1,236,037
                                                                    -------------   -------------
Barclays Bank plc, 6.278% Perpetual Bonds (12)                         14,930,000      12,423,253
                                                                    -------------   -------------
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                          800,000         708,000
                                                                    -------------   -------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08 (10)                     7,130,000       7,192,388
                                                                    -------------   -------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                           3,030,000       2,882,078
                                                                    -------------   -------------
Capmark Financial Group, Inc.:
3.366% Sr. Unsec. Nts., 5/10/10 (5)                                     2,135,000       1,805,578
                                                                    -------------   -------------
5.875% Sr. Unsec. Nts., 5/10/12                                         6,110,000       4,923,829
                                                                    -------------   -------------
CCH I Holdings LLC:
9.92% Sr. Unsec. Nts., 4/1/14                                          20,000,000      12,700,000
                                                                    -------------   -------------
13.50% Sr. Unsec. Unsub. Nts., 1/15/14                                 14,000,000      10,990,000
                                                                    -------------   -------------
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr.
Sec. Nts., 10/1/15                                                     64,075,000      54,784,125
                                                                    -------------   -------------
CCH I LLC, 11% Sr. Sec. Nts., 10/1/15                                  29,072,000      24,783,880
                                                                    -------------   -------------
CDX High Yield Index, 7.625% Pass-Through Certificates,
Series 8-T1, 6/29/12                                                   71,775,000      68,993,719
                                                                    -------------   -------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09 (10)                       3,100,000       3,022,500
                                                                    -------------   -------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                       2,400,000       2,444,995
                                                                    -------------   -------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                5,601,000       5,530,988
                                                                    -------------   -------------
Chiquita Brands International, Inc.:
7.50% Sr. Unsec. Nts., 11/1/14                                          5,000,000       4,450,000
                                                                    -------------   -------------
8.875% Sr. Unsec. Unsub. Nts., 12/1/15                                 10,000,000       9,300,000
                                                                    -------------   -------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts.,
7/1/10                                                                  2,035,000       1,774,304
                                                                    -------------   -------------
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 (5)                                     11,330,000      11,362,789
                                                                    -------------   -------------
8.40% Perpetual Bonds, Series E (12)                                    4,550,000       4,516,057
                                                                    -------------   -------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                 1,965,000       1,671,262
                                                                    -------------   -------------
Comcast Corp., 6.40% Bonds, 5/15/38                                       600,000         570,687
                                                                    -------------   -------------
CSC Holdings, Inc.:
7.25% Sr. Unsec. Nts., 7/15/08                                          2,590,000       2,596,475
                                                                    -------------   -------------
7.625% Sr. Unsec. Debs., 7/15/18                                        3,000,000       2,835,000
                                                                    -------------   -------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                  3,615,000       3,633,075
                                                                    -------------   -------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                          721,000         867,684
                                                                    -------------   -------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 (10)                      1,240,000       1,246,200
                                                                    -------------   -------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                      3,890,000       3,899,725
                                                                    -------------   -------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                              578,000         578,000
                                                                    -------------   -------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                            1,150,000       1,146,329
                                                                    -------------   -------------
Equus Cayman Finance Ltd., 5.50% Unsub. Nts.,
9/12/08 (11)                                                            1,450,000       1,460,639
                                                                    -------------   -------------
FairPoint Communications, Inc., 13.125% Sr. Nts., 4/1/18               10,000,000      10,300,000
                                                                    -------------   -------------

                      14 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                                          Principal
                                                                           Amount          Value
                                                                       -------------   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                  $  10,340,000   $  10,065,504
                                                                       -------------   -------------
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 (5,10)                         359,000         367,526
                                                                       -------------   -------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                         8,360,000       6,418,716
                                                                       -------------   -------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                                   10,020,000       8,675,556
                                                                       -------------   -------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A (11,12)                   17,900,000      13,844,254
                                                                       -------------   -------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 (5)                  15,290,000      12,934,468
                                                                       -------------   -------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec.
Nts., 12/19/08 (11)                                                        1,645,000       1,643,291
                                                                       -------------   -------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 (12)                 9,200,000       9,188,178
                                                                       -------------   -------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts.,
4/1/12                                                                     1,600,000       1,256,000
                                                                       -------------   -------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
Unsec. Nts., 6/1/13                                                        2,910,000       2,795,797
                                                                       -------------   -------------
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38                  11,990,000      11,027,251
                                                                       -------------   -------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                               6,630,000       6,563,700
                                                                       -------------   -------------
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14            10,000,000       9,400,000
                                                                       -------------   -------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                              4,045,000       4,131,563
                                                                       -------------   -------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                 2,950,000       3,009,227
                                                                       -------------   -------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34 (9)                      1,980,000       1,268,309
                                                                       -------------   -------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                  10,845,000      10,262,960
                                                                       -------------   -------------
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68 (5)                      1,800,000       2,037,348
                                                                       -------------   -------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 (5)                  10,060,000       8,867,991
                                                                       -------------   -------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                7,570,000       7,560,538
                                                                       -------------   -------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                3,155,000       3,317,432
                                                                       -------------   -------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                          3,255,000       3,304,268
                                                                       -------------   -------------
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 (11)                                                        713,087         707,790
                                                                       -------------   -------------
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                                        3,420,000       3,410,694
                                                                       -------------   -------------
4.70% Nts., 6/30/09                                                        3,665,000       3,629,933
                                                                       -------------   -------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 (11)             4,100,000       4,865,737
                                                                       -------------   -------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 (11)               3,380,000       3,646,848
                                                                       -------------   -------------
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 (10)                                            363,000         364,361
                                                                       -------------   -------------
8.875% Unsec. Unsub. Nts., 3/15/12                                        10,130,000      10,661,825
                                                                       -------------   -------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13                          16,000,000      11,200,000
                                                                       -------------   -------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12             442,000         451,945
                                                                       -------------   -------------
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                              2,665,000       2,631,799
                                                                       -------------   -------------
4% Nts., 1/15/09                                                           3,015,000       2,969,082
                                                                       -------------   -------------
Spansion LLC, 11.25% Sr. Nts., 1/15/16 (11)                                3,000,000       1,875,000
                                                                       -------------   -------------
Tenet Healthcare Corp., 9.875% Sr. Nts., 7/1/14                            6,500,000       6,532,500
                                                                       -------------   -------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                    1,395,000       1,380,436
                                                                       -------------   -------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 (10)                            2,625,000       2,533,125
                                                                       -------------   -------------
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08             875,000         867,344
                                                                       -------------   -------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                        2,692,000       2,622,694
                                                                       -------------   -------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                        3,030,000       3,132,066
                                                                       -------------   -------------

                      15 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                                      Principal
                                                                       Amount           Value
                                                                    -------------   -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%
Nts., 12/1/14                                                       $   4,475,000   $   4,340,750
                                                                                    -------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $545,515,466)                                                                   509,496,999
                                                                                    -------------
CONVERTIBLE CORPORATE BONDS AND NOTES--7.0%
Advanced Micro Devices, Inc., 5.75% Cv. Sr. Unsec. Nts.,
8/15/12                                                                 3,500,000       2,747,500
                                                                    -------------   -------------
Anthracite Capital, Inc., 11.75% Cv. Sr. Unsec. Nts.,
9/1/27 (11)                                                             5,500,000       5,658,125
                                                                    -------------   -------------

CSK Auto, Inc., 7.25% Cv. Sr. Unsec. Nts., 12/15/2 (5,11)              11,000,000      11,770,000
                                                                    -------------   -------------
Human Genome Sciences, Inc., 2.25% Cv. Unsec. Sub. Nts.,
8/15/12                                                                18,500,000      13,713,125
                                                                    -------------   -------------
KKR Financial Holdings LLC, 7% Cv. Sr. Unsec. Nts.,
7/15/12 (11)                                                           20,000,000      16,950,000
                                                                    -------------   -------------
Liberty Media Corp., 3.125% Cv. Sr. Unsec. Unsub. Debs.,
3/30/23                                                                14,500,000      15,660,000
                                                                    -------------   -------------
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs.,
3/15/31 (exchangeable for Viacom, Inc., Cl. B common
stock or cash based on the value thereof)                             110,000,000      74,937,500
                                                                    -------------   -------------
Liberty Media Corp., 3.50% Exchangeable Sr. Unsec. Debs.,
1/15/31 (exchangeable for Motorola, Inc., common stock or
cash based on the value of that stock)                                  3,534,480       1,832,522
                                                                    -------------   -------------
National Financial Partners Corp., 0.75% Cv. Sr. Unsec.
Nts., 2/1/12                                                            3,500,000       2,520,000
                                                                    -------------   -------------
NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12                22,500,000      19,546,876
                                                                    -------------   -------------
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12                     27,500,000      19,284,375
                                                                    -------------   -------------
Rite Aid Corp., 8.50% Cv. Sr. Unsec. Unsub. Nts., 5/15/15               8,125,000       9,008,594
                                                                                    -------------
Total Convertible Corporate Bonds and Notes (Cost $227,243,482)                       193,628,617
                                                                                    -------------
STRUCTURED SECURITIES--2.6%
Allegro Investment Corp. SA, Cv. Equity Linked Nts., 9.85%,
Exp. 9/12/08 (linked to Comcast Corp. common
stock) (10)                                                               617,700      13,288,704
                                                                    -------------   -------------
Bear Stearns Global Asset Holdings Ltd., Cv. Equity
Linked Nts., Series 6693, 4.35%, Exp. 6/30/08 (linked to
Wal-Mart Stores, Inc.) (10)                                               325,000      17,943,250
                                                                    -------------   -------------
Blue Wings Ltd. Catastrophe Linked Bonds, Series A,
5.86%, 1/10/12 (5,10)                                                   3,000,000       3,030,450
                                                                    -------------   -------------
Calabash Re II Ltd. Catastrophe Linked Nts., Series A1,
11.20%, 1/8/10 (5,10)                                                   3,000,000       3,025,200
                                                                    -------------   -------------
Fremantle Ltd. Catastrophe Linked Nts., Cl. B, 4.599%,
6/28/10 (5,11)                                                          1,000,000       1,003,025
                                                                    -------------   -------------
Goldman Sachs Group, Inc. (The):
Cv. Linked Nts., 6%, 9/29/08 (linked to Microsoft Corp.
common stock) (10)                                                        527,100      15,119,336
                                                                    -------------   -------------
Cv. Linked Nts., 7%, 6/1/09 (linked to Applied Materials,
Inc. common stock) (10)                                                   649,660      12,629,390
                                                                    -------------   -------------
Lakeside Re Ltd. Catastrophe Linked Nts., 9.196%,
12/31/09 (5,11)                                                         3,000,000       3,101,100
                                                                    -------------   -------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series
AIII, 8.758%, 12/6/08 (5,10)                                            3,000,000       3,031,200
                                                                                    -------------
Total Structured Securities (Cost $68,242,971)                                         72,171,655
                                                                                    -------------

                      16 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008 / Unaudited

                                                                       Units             Value
                                                                    ------------    ----------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
UBS AG Rts., Exp. 6/17/08 (1) (Cost $0)                                  711,375    $       846,536

                                                                        Shares
                                                                    ------------
INVESTMENT COMPANY--0.7%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.70% (2,13) (Cost $19,263,598)                                       19,263,598          19,263,598

Total Investments, at Value (Cost $2,926,027,110)                          110.8%      3,079,081,964
Liabilities in Excess of Other Assets                                      (10.8)       (298,882,512)
                                                                    ------------    ----------------
Net Assets                                                                 100.0%   $  2,780,199,452
                                                                    ============    ================

Footnotes to Statement of Investments

----------

1.    Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                  SHARES           GROSS        GROSS          SHARES
                                              AUGUST 31, 2007    ADDITIONS    REDUCTIONS    MAY 31, 2008
                                              ---------------   -----------   -----------   ------------
B&G Foods, Inc.                                     1,000,000        25,000             -      1,025,000
Care Investment Trust, Inc.                         1,175,000             -     1,175,000              -
CSK Auto Corp.                                      4,715,000             -     1,807,500      2,907,500
E*TRADE Financial Corp., 6.125% Cum. Cv.            1,177,500       397,500     1,575,000              -
Oppenheimer Institutional Money Market
Fund, Cl. E                                                 -   907,910,408   888,646,810     19,263,598
Platinum Underwriters Holdings Ltd., 6%
Cv., Series A                                       1,005,000             -       575,000        430,000

                                                                                 DIVIDEND      REALIZED
                                                                    VALUE         INCOME      GAIN (LOSS)
                                                                ------------   -----------   -------------
B&G Foods, Inc.                                                 $ 18,040,000   $ 1,298,693   $           -
Care Investment Trust, Inc.                                                -       291,185      (4,764,051)
CSK Auto Corp.                                                    33,523,475             -       8,597,343
Oppenheimer Institutional Money Market
Fund, Cl. E                                                       19,263,598     1,657,564               -
E*TRADE Financial Corp., 6.125% Cum. Cv.                                   -       602,926     (32,262,977)
Platinum Underwriters Holdings Ltd., 6%
Cv., Series A                                                     13,566,500       873,325         781,657
                                                                ------------   -----------   -------------
                                                                $ 84,393,573   $ 4,723,693   $ (27,648,028)
                                                                ============   ===========   =============

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

4. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

5. Represents the current interest rate for a variable or increasing rate security.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $34,495,178 or 1.24% of the Fund's net assets as of May 31, 2008.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $844,780 or 0.03% of the Fund's net assets as of May 31, 2008.

8. When-issued security or delayed delivery to be delivered and settled after May 31, 2008. See accompanying Notes.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,383,005. See accompanying Notes.

10. Illiquid security. The aggregate value of illiquid securities as of May 31, 2008 was $90,053,803, which represents 3.24% of the Fund's net assets. See accompanying Notes.

11. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $77,310,506 or 2.78% of the Fund's net assets as of May 31, 2008.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13.   Rate shown is the 7-day yield as of May 31, 2008.

                      17 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

FUTURES CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                                                                       UNREALIZED
                                           NUMBER OF     EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION           BUY/SELL    CONTRACTS       DATES          VALUE      (DEPRECIATION)
--------------------           --------    ---------     ----------   ------------   --------------
U.S. Long Bonds                  Buy          541          9/19/08    $ 61,403,500   $     (827,576)
U.S. Treasury Nts., 2 yr.       Sell          885          9/30/08     186,403,125          454,176
U.S. Treasury Nts., 5 yr.       Sell          454          9/30/08      49,911,625          411,051
U.S. Treasury Nts., 10 yr.      Sell          709          9/19/08      79,696,031        1,135,562
                                                                                     --------------
                                                                                     $    1,173,213
                                                                                     ==============

WRITTEN OPTIONS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                             NUMBER OF    EXERCISE     EXPIRATION     PREMIUMS
DESCRIPTION                          TYPE    CONTRACTS     PRICE          DATE        RECEIVED        VALUE
-----------                          ----    ---------    --------     ---------    ------------   -----------
Altria Group, Inc.                    Put        1,000      $70.00        6/23/08   $    328,146   $     6,000
AT&T, Inc.                            Put        5,250       40.00        7/21/08      2,382,252       750,750
Bank of America Corp.                Call        5,875       37.50        6/23/08        558,002        70,500
BJ Services Co.                       Put          975       27.50        6/23/08        134,266        24,375
Citigroup, Inc.                      Call        7,500       25.00        6/23/08        138,867        75,000
Coca-Cola Co. (The)                   Put          500       57.50        6/23/08         62,250        57,500
Coca-Cola Co. (The)                   Put          500       57.50        7/21/08         90,199        66,500
Comcast Corp., Cl. A Special,
Non-Vtg.                              Put        5,131       20.00        1/19/09      1,617,612       564,410
Comcast Corp., Cl. A Special,
Non-Vtg.                              Put        3,901       22.50        1/19/09      1,906,008       819,210
Comcast Corp., Cl. A Special,
Non-Vtg.                              Put          750       17.50        7/21/08        138,623             -
Comcast Corp., Cl. A Special,
Non-Vtg.                              Put          750       20.00        7/21/08        231,036        11,250
Corning, Inc.                        Call        4,450       25.00        8/18/08      1,338,393     1,424,000
Diamond Offshore Drilling, Inc.      Call          150      135.00        6/23/08        124,049        99,000
Diamond Offshore Drilling, Inc.      Call          180      140.00        6/23/08        102,059        73,080
Eastman Chemical Co.                 Call          425       75.00        9/22/08        219,307       225,250
General Electric Co.                 Call          875       34.00        6/23/08         13,500         3,500
Hercules Offshore, Inc.               Put        2,500       25.00        6/23/08        175,924             -
Intel Corp.                          Call        2,150       23.00        6/23/08        304,548       150,500
Joy Global, Inc.                     Call          300       75.00        6/23/08        194,099       291,000
Loews Corp./Carolina Group            Put          750       70.00        9/22/08        327,801       277,500
Marathon Oil Corp.                    Put          500       50.00        7/21/08        137,249       105,000
Marathon Oil Corp.                    Put        2,500       55.00        7/21/08      1,617,475     1,175,000
Novartis AG, ADR                     Call        1,600       55.00        6/23/08         48,542        40,000
Novartis AG, ADR                      Put        1,527       55.00        7/21/08        734,676       473,370
Raytheon Co.                         Call        2,250       62.50        6/23/08        599,377       510,750
Raytheon Co.                         Call        2,000       65.00        6/23/08        327,148       160,000
SUPERVALU, Inc.                      Call        1,000       35.00        6/23/08         74,680        75,000
Texas Instruments, Inc.              Call        1,750       30.00        6/23/08        294,296       451,500
Time Warner, Inc.                     Put          733       16.00        7/21/08        164,461        47,645
Transocean, Inc.                     Call          250      155.00        6/23/08        232,999        85,000
Transocean, Inc.                     Call          200      160.00        6/23/08        134,399        40,000
Transocean, Inc.                     Call          300      175.00        6/23/08         74,850         9,900
United Technologies Corp.             Put          700       75.00        6/23/08        148,399       280,000
Wachovia Corp.                       Call        3,250       27.50        6/23/08        427,748        48,750
XL Capital Ltd., Cl. A                Put        1,500       30.00        7/21/08        331,437       135,000
                                                                                    ------------   -----------
                                                                                    $ 15,734,677   $ 8,626,240
                                                                                    ============   ===========

                      18 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

CREDIT DEFAULT SWAP CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                                BUY/SELL    NOTIONAL
                                                 CREDIT      AMOUNT     PAY/RECEIVE   TERMINATION   PREMIUM PAID/
COUNTERPARTY            REFERENCE ENTITY       PROTECTION    (000S)      FIXED RATE      DATES       (RECEIVED)        VALUE
------------            ----------------       ----------   --------    -----------   -----------   -------------   ------------
Barclays Bank plc:
                        American
                        International
                        Group, Inc.                  Sell   $ 11,165         1.850%      9/20/08    $           -   $     32,937
                        Beazer Homes USA,
                        Inc.                         Sell        825         2.100       6/20/08                -         (1,381)
                        Capmark Financial
                        Group, Inc.                  Sell      1,570         1.000       6/20/12                -       (338,627)
                        Countrywide Home
                        Loans, Inc.                  Sell      1,980         0.750       9/20/08                -        (81,451)
                        Dillard's, Inc.              Sell      4,290         1.900      12/20/08                -        (15,963)
                        HCP, Inc.                    Sell      2,670         4.600       3/20/09                -         23,400
                        iStar Financial,
                        Inc.                         Sell      6,305         4.400      12/20/12                -            (63)
                        Kohl's Corp.                  Buy      1,710         1.180       6/20/18                -         18,170
                        Kohl's Corp.                 Sell      1,710         1.080       6/20/13                -         (8,998)
                        Kohl's Corp.                 Sell      1,700         0.900       6/20/13                -        (22,607)
                        Kohl's Corp.                  Buy      1,700         1.040       6/20/18                -         35,851
                        Lehman Brothers
                        Holdings, Inc.               Sell      3,335         0.490       9/20/10                -       (173,647)
                        Merrill Lynch &
                        Co., Inc.                    Sell      6,235         0.680       9/20/08                -          7,975
                        Morgan Stanley               Sell      9,890         2.150       9/20/08                -         78,675
                        Six Flags, Inc.              Sell      1,560         8.250      12/20/08                -            242
                        Toys "R" Us, Inc.            Sell      1,695         1.450       9/20/08                -        (33,458)
                                                            --------    ----------                  -------------   ------------
Credit Suisse
International:
                        ArvinMeritor, Inc.           Sell      2,660         1.550       9/20/08                -        (35,599)
                        CenturyTel, Inc.              Buy      1,565         1.300       3/20/13                -        (34,169)
                        CenturyTel, Inc.              Buy        825         1.740       3/20/13                -        (34,271)
                        Intelsat Ltd.                Sell      1,705         3.450       9/20/08                -         18,689
                        iStar Financial,
                        Inc.                         Sell        960        12.000       3/20/09                -         58,401
                        iStar Financial,
                        Inc.                         Sell        615         4.000      12/20/12                -         (9,274)
                        Morgan Stanley               Sell     10,640         2.150       9/20/08                -         84,641
                        Rite Aid Corp.               Sell        815         7.500       3/20/09                -         21,597
                        Rite Aid Corp.               Sell      2,660         0.875       6/20/08                -        (10,361)
                        Saks, Inc.                   Sell      2,680         2.000       9/20/08                -         12,253
                        Sprint Nextel
                        Corp.                        Sell      7,690         6.300       3/20/09                -        249,464
                        The Bear Stearns
                        Cos., Inc.                   Sell      4,000         2.088      12/20/08                -         10,680
                        The Goodyear Tire
                        & Rubber Co.                 Sell      2,520         1.550       9/20/08                -          6,552
                        TXU Corp.                    Sell      1,055         5.910      12/20/12                -         36,951
                        TXU Corp.                    Sell      1,000         6.050      12/20/12                -         40,196
                        TXU Corp.                    Sell      1,050         6.000      12/20/12                -         40,267
                        Vornado Realty LP            Sell      1,760         3.600       3/20/09                -         57,018
                        Wachovia Corp.               Sell      3,525         1.000       3/20/09                -          6,113
                        Washington
                        Mutual, Inc.                 Sell      1,900         6.500      12/20/08                -          4,045
                        Washington
                        Mutual, Inc.                 Sell      6,595         6.800       6/20/09                -        (15,903)
                                                            --------    ----------                  -------------   ------------
Deutsche Bank AG:
                        ABX.HE.AA.06-2
                        Index                        Sell        710         0.170       5/25/46          (85,193)      (469,800)
                        Allied Waste
                        North America,
                        Inc.                         Sell        920         2.000       9/20/09                -         (2,080)
                        Allied Waste
                        North America,
                        Inc.                         Sell      1,440         2.000       9/20/09                -         (3,256)
                        Ambac Assurance
                        Corp.                        Sell      1,960         8.450      12/20/08                -         22,350
                        Ambac Financial
                        Group, Inc.                  Sell      3,665         4.550       9/20/08                -        (26,883)
                        Ambac Financial
                        Group, Inc.                  Sell      4,635         4.550       9/20/08                -        (33,998)
                        CDX.NA.IG.10 Index            Buy     13,270         1.550       6/20/13         (294,445)      (345,428)
                        Cemex, Sociedad
                        Anonima Bursatil
                        De Capital
                        Variable                     Sell      1,775         2.000       3/20/09                -          6,321
                        Centex Corp.                 Sell        310         1.550       9/20/09                -         (7,650)
                        CenturyTel, Inc.              Buy      1,530         1.300       3/20/13                -        (33,404)
                        CenturyTel, Inc.              Buy      2,350         1.980       3/20/13                -       (122,879)
                        Citigroup, Inc.              Sell      3,450         5.000      12/20/08                -        (53,692)
                        Countrywide Home
                        Loans, Inc.                  Sell      1,190         3.250       9/20/08                -        (34,184)
                        Dillard's, Inc.              Sell        720         0.750       9/20/08                -         (8,686)

                      19 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                        Georgia-Pacific
                        Corp.                        Sell      2,535         1.750       9/20/08                -         (7,111)
                        Intelsat Ltd.                Sell        690         2.850       9/20/08                -          5,467
                        iStar Financial,
                        Inc.                         Sell      2,370        12.000       3/20/09                -        144,177
                        iStar Financial,
                        Inc.                         Sell      1,765         3.000      12/20/08                -        (59,740)
                        iStar Financial,
                        Inc.                         Sell      1,025         4.320      12/20/12                -         (3,100)
                        iStar Financial,
                        Inc.                         Sell        360         4.500      12/20/12                -          1,353
                        iStar Financial,
                        Inc.                         Sell      3,030         2.925      12/20/08                -       (104,214)
                        Jones Apparel
                        Group, Inc.                  Sell      1,750         2.720       6/20/13                -        (34,783)
                        Jones Apparel
                        Group, Inc.                   Buy      1,750         2.635       6/20/18                -         53,188
                        Kohl's Corp.                 Sell      1,705         1.180       6/20/13                -         (1,272)
                        Kohl's Corp.                  Buy      1,705         1.300       6/20/18                -          2,747
                        Lehman Brothers
                        Holdings, Inc.               Sell      5,220         2.070       3/20/09                -         24,263
                        Lehman Brothers
                        Holdings, Inc.               Sell      2,985         1.410       9/20/08                -        (42,050)
                        Levi Strauss & Co.           Sell      1,155         0.900       9/20/08                -          1,336
                        Levi Strauss & Co.           Sell      1,545         1.000       9/20/08                -          2,571
                        Liz Claiborne,
                        Inc.                         Sell      6,565         3.250       6/20/09                -         20,824
                        MBIA, Inc.                   Sell      3,420         4.900      12/20/12                -       (643,593)
                        MBIA, Inc.                   Sell      1,680         0.520       9/20/08                -        (75,338)
                        MBIA, Inc.                   Sell      1,665         0.600       9/20/08                -        (74,001)
                        MBIA Insurance
                        Corp.                        Sell      6,225         8.850      12/20/08                -         33,136
                        Merrill Lynch &
                        Co., Inc.                    Sell      3,615         1.850       6/20/08                -         15,588
                        Owens-Illinois,
                        Inc.                         Sell      1,410         1.250       9/20/08                -          3,263
                        Prudential
                        Financial, Inc.              Sell      6,265         2.050       6/20/09                -         16,126
                        Tenet Healthcare
                        Corp.                        Sell      2,695         1.600       3/20/09                -        (22,150)
                        The Bear Stearns
                        Cos., Inc.                   Sell      6,195         2.350       9/20/08                -         14,595
                        Vornado Realty LP            Sell      3,575         3.875       6/20/09                -        125,805
                        Wachovia Corp.               Sell      7,845         1.000       3/20/09                -         13,605
                        Washington
                        Mutual, Inc.                 Sell      3,670         4.500      12/20/08                -        (32,365)
                        Washington
                        Mutual, Inc.                 Sell        745         4.500      12/20/08                -         (6,570)
                                                            ---------   ----------                  -------------   ------------
Goldman Sachs Capital
Markets LP:
                        ABX.HE.AA.06-2
                        Index                        Sell        570         0.170       5/25/46                -       (377,617)
                        ABX.HE.AA.06-2
                        Index                        Sell        250         0.170       5/25/46          (20,598)      (165,621)
                        Capmark Financial
                        Group, Inc.                  Sell      1,710         0.950       6/20/12                -       (371,477)
                        Dole Food Co.,
                        Inc.                         Sell      2,540         3.880       9/20/08                -         (8,011)
                        First Data Corp.             Sell      1,690         1.150       9/20/08                -         (9,454)
                        K. Hovnanian
                        Enterprises, Inc.            Sell        905         6.750       9/20/08                -          8,228
                                                            ---------   ----------                  -------------   ------------
Goldman Sachs
International:
                        Amkor Technology,
                        Inc.                         Sell        240         2.650       9/20/08                -          1,334
                        Citigroup, Inc.              Sell      1,835         1.250       9/20/08                -        (74,316)
                        D.R. Horton, Inc.            Sell      1,190         4.210      12/20/08                -         10,302
                        First Data Corp.             Sell      1,900         4.700       3/20/09                -         58,271
                        General Mills,
                        Inc.                         Sell      4,090         0.380      12/20/12                -           (331)
                        iStar Financial,
                        Inc.                         Sell        700         3.950      12/20/12                -        (11,874)
                        Merrill Lynch &
                        Co., Inc.                    Sell      8,260         1.850       6/20/08                -         35,617
                        Morgan Stanley               Sell      5,390         1.500       9/20/08                -         27,990
                        Pulte Homes, Inc.            Sell      2,315         2.750       9/20/09                -        (17,140)
                        R.H. Donnelley
                        Corp.                        Sell      3,925         9.000       3/20/09                -        161,035
                        Sara Lee Corp.                Buy      2,055         0.419       9/20/12                -          2,840
                        Six Flags, Inc.              Sell      1,500        10.850      12/20/08                -         28,628
                        Smurfit-Stone
                        Container
                        Enterprises, Inc.            Sell      2,515         1.450       9/20/08                -          6,428
                        Sprint Nextel
                        Corp.                        Sell      2,765         6.300       3/20/09                -         89,697
                        Univision
                        Communications,
                        Inc.                         Sell        170         5.000       6/20/09          (18,700)        (2,322)
                        Univision
                        Communications,
                        Inc.                         Sell        470         5.000       6/20/09          (28,200)        (5,247)
                        Univision
                        Communications,
                        Inc.                         Sell        415         5.000       6/20/09          (41,500)        (6,474)
                                                            ---------   ----------                  -------------   ------------

                      20 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

Lehman Brothers
Special Financing,
Inc.:
                        ABX.HE.AA.06-2
                        Index                        Sell      4,510         0.170       5/25/46       (2,919,863)    (2,975,875)
                        ABX.HE.AA.06-2
                        Index                        Sell        350         0.170       5/25/46          (85,730)      (230,944)
                        Ambac Assurance
                        Corp.                        Sell      1,645         8.500      12/20/08                -         19,699
                        Ambac Assurance
                        Corp.                        Sell      1,945         4.650       9/20/08                -        (13,290)
                        Cemex, Sociedad
                        Anonima Bursatil
                        De Capital
                        Variable                     Sell      3,660         1.950       3/20/09                -          8,056
                        Centex Corp.                 Sell      3,400         3.750       6/20/09                -          2,033
                        CenturyTel, Inc.              Buy      1,840         1.430       3/20/13                -        (50,887)
                        Companhia Vale Do
                        Rio Doce                     Sell      2,630         1.590       3/20/17                -         29,006
                        CVRD Inco Ltd.                Buy      2,630         0.710       3/20/17                -         (7,517)
                        D.R. Horton, Inc.            Sell      2,125         4.200      12/20/08                -         18,237
                        Dillard's, Inc.              Sell      1,560         2.250      12/20/08                -         19,523
                        Dillard's, Inc.              Sell      4,530         2.250      12/20/08                -         56,693
                        Dole Food Co.,
                        Inc.                         Sell      2,390         3.450       9/20/08                -        (12,698)
                        General Mills,
                        Inc.                         Sell      4,955         0.400      12/20/12                -          3,914
                        Genworth
                        Financial, Inc.              Sell      5,390         3.250       3/20/09                -         36,857
                        Harrah's
                        Operating Co.,
                        Inc.                         Sell      4,480         2.600      12/20/08                -        (92,808)
                        Harrah'S
                        Operating Co.,
                        Inc.                         Sell        855         5.000       3/20/10          (42,750)       (65,155)
                        Levi Strauss & Co.           Sell      2,200         1.750       9/20/08                -         12,030
                        Limited Brands,
                        Inc.                         Sell      1,710         2.900       6/20/13                -            123
                        Limited Brands,
                        Inc.                          Buy      1,710         2.930       6/20/18                -        (85,098)
                        Liz Claiborne,
                        Inc.                          Buy      2,545         2.920       6/20/18                -         32,876
                        Liz Claiborne,
                        Inc.                         Sell      2,545         3.150       6/20/13                -          7,034
                        Liz Claiborne,
                        Inc.                         Sell        870         2.750       6/20/13                -        (12,476)
                        Liz Claiborne,
                        Inc.                          Buy        870         2.600       6/20/18                -         29,925
                        Macy's, Inc.                  Buy      3,400         2.540       6/20/18                -        (46,111)
                        Macy's, Inc.                 Sell      1,700         2.570       6/20/13                -         43,534
                        Macy's, Inc.                  Buy      1,700         2.500       6/20/18                -        (18,352)
                        Macy's, Inc.                 Sell      3,400         2.610       6/20/13                -         92,942
                        Merrill Lynch &
                        Co., Inc.                    Sell      1,910         3.000       9/20/08                -         23,663
                        Morgan Stanley               Sell      6,310         0.640       9/20/08                -          5,225
                        Nortel Networks
                        Corp.                        Sell        410         1.850       9/20/08                -          1,374
                        Prudential
                        Financial, Inc.              Sell      6,425         2.100       6/20/09                -         20,785
                        Residential
                        Capital LLC                  Sell      4,410         5.000       6/20/08         (573,300)        23,139
                        R.H. Donnelley
                        Corp.                        Sell        485         5.000       3/20/09          (48,500)       (16,713)
                        Rite Aid Corp.               Sell      2,250         3.300       9/20/08                -        (36,578)
                        Saks, Inc.                   Sell      2,300         2.200      12/20/08                -         15,083
                        Sprint Nextel
                        Corp.                        Sell      5,205         6.300       3/20/09                -        168,850
                        The Bear Stearns
                        Cos., Inc.                   Sell      6,200         2.100       9/20/08                -          6,770
                        The Hartford
                        Financial
                        Services Group,
                        Inc.                         Sell      1,780         2.350       3/20/09                -         26,700
                        The Hartford
                        Financial
                        Services Group,
                        Inc.                         Sell      1,840         2.350       3/20/09                -         27,600
                        Toys "R" Us, Inc.            Sell        765         8.610       3/20/09                -         34,505
                        Toys "R" Us, Inc.            Sell        350         8.610       3/20/09                -         15,786
                        Toys "R" Us, Inc.            Sell      2,200         3.300       9/20/08                -        (23,032)
                        Tribune Co.                  Sell      2,910         7.350      12/20/08                -       (159,922)
                        Univision
                        Communications,
                        Inc.                         Sell        370         5.000       3/20/09          (31,450)       (10,424)
                        Univision
                        Communications,
                        Inc.                         Sell        590         3.000      12/20/08                -        (21,989)
                        Univision
                        Communications,
                        Inc.                         Sell      5,120         3.000      12/20/08                -       (190,820)
                        Washington
                        Mutual, Inc.                 Sell      1,730         4.400      12/20/08                -        (16,531)
                        Washington
                        Mutual, Inc.                 Sell      1,910         6.800       6/20/09                -         (4,606)
                                                            ---------   ----------                  -------------   ------------

                      21 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS   May 31, 2008  / Unaudited

Morgan Stanley & Co.
International plc:
                        Beazer Homes USA,
                        Inc.                         Sell      1,825         2.150       6/20/08                -         (2,823)
                        Capmark Financial
                        Group, Inc.                  Sell        530         5.000       6/20/12         (143,100)       (48,898)
                        Countrywide Home
                        Loans, Inc.                  Sell      4,905         0.420       6/20/09                -       (281,699)
                        Countrywide Home
                        Loans, Inc.                  Sell      1,275         0.750       9/20/08                -        (52,450)
                        First Data Corp.             Sell        995         1.350       9/20/08                -         (4,561)
                        Ford Motor Co.               Sell      1,455         7.050      12/20/16                -       (108,018)
                        Ford Motor Co.               Sell      3,060         7.150      12/20/16                -       (200,075)
                        General Motors
                        Corp.                        Sell      1,525         5.800      12/20/16                -       (265,077)
                        General Motors
                        Corp.                        Sell      1,480         5.750      12/20/16                -       (260,274)
                        Harrah's
                        Operating Co.,
                        Inc.                         Sell      1,430         2.200       9/20/08                -        (14,888)
                        Inco Ltd.                     Buy      1,615         0.630       3/20/17                -         17,117
                        Inco Ltd.                     Buy      1,605         0.700       3/20/17                -         (3,423)
                        J.C. Penney Co.,
                        Inc.                         Sell      1,585         1.300      12/20/17                -        (45,331)
                        J.C. Penney Co.,
                        Inc.                         Sell      1,540         1.070      12/20/17                -        (69,349)
                        Jones Apparel
                        Group, Inc.                  Sell      3,470         3.200       6/20/13                -          2,644
                        Jones Apparel
                        Group, Inc.                   Buy      3,470         2.970       6/20/18                -         26,313
                        K. Hovnanian
                        Enterprises, Inc.            Sell        815         1.850       6/20/08                -         (4,518)
                        K. Hovnanian
                        Enterprises, Inc.            Sell        815         1.850       6/20/08                -         (4,518)
                        Kohl's Corp.                  Buy      2,375         0.870      12/20/17                -         22,430
                        Kohl's Corp.                  Buy      2,310         0.660      12/20/17                -         58,272
                        Liz Claiborne,
                        Inc.                         Sell      3,400         3.100       6/20/13                -          2,356
                        Liz Claiborne,
                        Inc.                          Buy      3,400         2.900       6/20/18                -         48,379
                        Merrill Lynch &
                        Co., Inc.                    Sell      9,320         3.000       9/20/08                -        115,465
                        Merrill Lynch &
                        Co., Inc.                    Sell      2,970         3.250       9/20/08                -         42,542
                        Residential
                        Capital LLC                  Sell      3,845         6.120       9/20/08                -       (185,675)
                        Residential
                        Capital LLC                  Sell        965         5.000       6/20/08         (130,275)         5,063
                        Residential
                        Capital LLC                  Sell      1,345         5.000       6/20/08         (195,025)         7,057
                        Residential
                        Capital LLC                  Sell      2,475         5.000       6/20/08         (358,875)        12,986
                        Sara Lee Corp.                Buy      4,345         0.390       9/20/12                -         11,227
                        Sara Lee Corp.                Buy      2,645         0.418       9/20/12                -          3,764
                        The Hartford
                        Financial
                        Services Group,
                        Inc.                         Sell      1,770         2.400       3/20/09                -         27,431
                        Toys "R" Us, Inc.            Sell      1,000         2.550       9/20/08                -        (14,227)
                        Tribune Co.                  Sell      1,595         1.000       6/20/08                -        (25,726)
                        Vale Overseas Ltd.           Sell      1,615         1.100       3/20/17                -        (25,998)
                        Vale Overseas Ltd.           Sell      1,605         1.170       3/20/17                -        (18,092)
                                                            --------    ----------                  -------------   ------------
Morgan Stanley
Capital Services Inc.:
                        ABX.HE.AA.06-2
                        Index                        Sell        250         0.170       5/25/46          (19,973)      (164,960)
                        ABX.HE.AA.06-2
                        Index                        Sell        480         0.170       5/25/46          (47,998)      (316,723)
                        Lennar Corp.                 Sell      1,700         2.900      12/20/08                -        (27,868)
                                                                                                    -------------   ------------
                                                                                                    $  (5,085,475)  $ (7,384,670)
                                                                                                    =============   ============

INTEREST RATE SWAP CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

SWAP                    NOTIONAL          PAID BY      RECEIVED BY    TERMINATION
COUNTERPARTY             AMOUNT          THE FUND       THE FUND         DATES         VALUE
-------------         -----------     --------------   -----------    -----------    ---------
Credit Suisse                            Three-Month
International         $ 6,910,000      USD BBA LIBOR         5.428%        8/7/17    $ 486,360
                      -----------     --------------   -----------    -----------    ---------
                                         Three-Month
Deutsche Bank AG        5,830,000      USD BBA LIBOR         5.445         8/8/17      417,848
                                                                                     ---------
                                                                                     $ 904,208
                                                                                     =========

Abbreviation is as follows:
BBA LIBOR       British Bankers' Association London-Interbank Offered Rate

                      22 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

TOTAL RETURN SWAP CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                               NOTIONAL                                                  TERMINATION
SWAP COUNTERPARTY               AMOUNT      PAID BY THE FUND    RECEIVED BY THE FUND        DATES         VALUE
-----------------            ------------   ----------------    --------------------     -----------   -----------
                                                                        If negative,
                                                If positive,        the Total Return
                                            the Total Return           of the Lehman
                                               of the Lehman           Brothers U.S.
                                               Brothers U.S.           CMBS AAA 8.5+
                                               CMBS AAA 8.5+          Index minus 20
Barclays Bank plc            $ 19,330,000              Index            basis points       6/1/08      $   307,931
                             ------------                                                              -----------
                                                If positive,            If negative,
                                            the Total Return        the Total Return
                                               of the Lehman           of the Lehman
                                               Brothers U.S.           Brothers U.S.
Citibank NA                    19,200,000     CMBS AAA Index          CMBS AAA Index       2/1/09          359,432
                             ------------                                                              -----------
Goldman Sachs Group, Inc.
(The):
                                                If positive,            If negative,
                                            the Total Return        the Total Return
                                               of the Lehman           of the Lehman
                                               Brothers U.S.           Brothers U.S.
                                               CMBS AAA 8.5+           CMBS AAA 8.5+
                               14,500,000              Index                   Index       3/1/09          305,877
                                                                        If negative,
                                                If positive,        the Total Return
                                            the Total Return           of the Lehman
                                               of the Lehman           Brothers U.S.
                                               Brothers U.S.           CMBS AAA 8.5+
                                               CMBS AAA 8.5+          Index plus 200
                                8,520,000              Index            basis points       3/1/09          320,177
                                                                        If negative,
                                                If positive,        the Total Return
                                            the Total Return           of the Lehman
                                               of the Lehman           Brothers U.S.
                                               Brothers U.S.           CMBS AAA 8.5+
                                               CMBS AAA 8.5+          Index minus 50
                               22,360,000              Index            basis points      12/1/08           56,018
                             ------------                                                              -----------
                                                                        If negative,
                                                If positive,        the Total Return
                                            the Total Return           of the Lehman
                                               of the Lehman           Brothers U.S.
                                               Brothers U.S.           CMBS AAA 8.5+
                                               CMBS AAA 8.5+         Index minus 145
JP Morgan Chase                35,650,000              Index            basis points      11/1/08          342,336
                             ------------                                                              -----------
Lehman Brothers Holdings,
Inc.:
                                                                        If negative,
                                                If positive,        the Total Return
                                            the Total Return           of the Lehman
                                               of the Lehman           Brothers U.S.
                                               Brothers U.S.           CMBS AAA 8.5+
                                               CMBS AAA 8.5+          Index minus 30
                                3,600,000              Index            basis points       8/1/08           56,872
                                                                        If negative,
                                                                    the Total Return
                                                If positive,           of the Lehman
                                            the Total Return           Brothers U.S.
                                               of the Lehman          CMBS AAA Index
                                               Brothers U.S.           plus 25 basis
                               19,300,000     CMBS AAA Index                  points       2/1/09          347,272
                                                                        If negative,
                                                If positive,        the Total Return
                                            the Total Return           of the Lehman
                                               of the Lehman           Brothers U.S.
                                               Brothers U.S.           CMBS AAA 8.5+
                                               CMBS AAA 8.5+          Index minus 40
                               22,700,000              Index            basis points       6/1/08          356,847
                                                If positive,            If negative,
                                            the Total Return        the Total Return
                                               of the Lehman           of the Lehman
                                               Brothers U.S.           Brothers U.S.
                                               CMBS AAA 8.5+           CMBS AAA 8.5+
                                               Index plus 15          Index minus 15
                               49,500,000       basis points            basis points       8/1/09          787,771
                                                If positive,            If negative,
                                            the Total Return        the Total Return
                                               of the Lehman           of the Lehman
                                               Brothers U.S.           Brothers U.S.
                                               CMBS AAA 8.5+           CMBS AAA 8.5+
                                4,560,000              Index                   Index       3/1/09           73,102
                                                                        If negative,
                                                If positive,        the Total Return
                                            the Total Return           of the Lehman
                                               of the Lehman           Brothers U.S.
                                               Brothers U.S.           CMBS AAA 8.5+
                                               CMBS AAA 8.5+          Index plus 250
                                6,390,000              Index            basis points       3/1/09          114,865
                                                                        If negative,
                                                If positive,        the Total Return
                                            the Total Return           of the Lehman
                                               of the Lehman           Brothers U.S.
                                               Brothers U.S.           CMBS AAA 8.5+
                                               CMBS AAA 8.5+          Index plus 200
                                8,520,000              Index            basis points       3/1/09          149,840

                      23 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

                                                If positive,        If negative,
                                            the Total Return    the Total Return
                                               of the Lehman       of the Lehman
                                               Brothers U.S.       Brothers U.S.
                                               CMBS AAA 8.5+       CMBS AAA 8.5+
                               12,600,000              Index               Index           5/1/09          201,994
                                                                    If negative,
                                                If positive,    the Total Return
                                            the Total Return       of the Lehman
                                               of the Lehman       Brothers U.S.
                                               Brothers U.S.       CMBS AAA 8.5+
                                               CMBS AAA 8.5+      Index minus 20
                               25,200,000              Index        basis points           5/1/09          400,066
                             ------------                                                              -----------
Morgan Stanley:
                                                                    If negative,
                                                If positive,    the Total Return
                                            the Total Return       of the Lehman
                                               of the Lehman       Brothers U.S.
                                               Brothers U.S.       CMBS AAA 8.5+
                                               CMBS AAA 8.5+      Index minus 40
                               16,100,000              Index        basis points           6/1/08          255,948
                                                                    If negative,
                                                If positive,    the Total Return
                                            the Total Return       of the Lehman
                                               of the Lehman       Brothers U.S.
                                               Brothers U.S.       CMBS AAA 8.5+
                                               CMBS AAA 8.5+       Index plus 90
                               19,330,000              Index        basis points           6/1/08          328,236
                                                If positive,        If negative,
                                            the Total Return    the Total Return
                                               of the Lehman       of the Lehman
                                               Brothers U.S.       Brothers U.S.
                               36,500,000     CMBS AAA Index      CMBS AAA Index           3/1/09          785,864
                                                                    If negative,
                                                If positive,    the Total Return
                                            the Total Return       of the Lehman
                                               of the Lehman       Brothers U.S.
                                               Brothers U.S.       CMBS AAA 8.5+
                                               CMBS AAA 8.5+      Index plus 250
                               15,820,000              Index        basis points           3/1/09          905,316
                                                                    If negative,
                                                If positive,    the Total Return
                                            the Total Return       of the Lehman
                                               of the Lehman       Brothers U.S.
                                               Brothers U.S.       CMBS AAA 8.5+
                                               CMBS AAA 8.5+      Index plus 350
                               14,140,000              Index        basis points           3/1/09          925,703
                                                                    If negative,
                                                If positive,    the Total Return
                                            the Total Return       of the Lehman
                                               of the Lehman       Brothers U.S.
                                               Brothers U.S.       CMBS AAA 8.5+
                                               CMBS AAA 8.5+      Index minus 50
                               43,860,000              Index        basis points          12/1/08                -
                                                                    If negative,
                                                If positive,    the Total Return
                                            the Total Return       of the Lehman
                                               of the Lehman       Brothers U.S.
                                               Brothers U.S.       CMBS AAA 8.5+
                                               CMBS AAA 8.5+      Index minus 65
                               11,200,000              Index        basis points          12/1/08                -
                                                                                                       -----------
                                                                                                       $ 7,381,467
                                                                                                       ===========

Abbreviation is as follows:
CMBS            Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at

                      24 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                    WHEN-ISSUED OR DELAYED DELIVERY
                                                          BASIS TRANSACTIONS
                                                    -------------------------------
Purchased securities                                       $ 280,154,156

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities

                      25 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual

                      26 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended May 31, 2008 was as follows:

                                       CALL OPTIONS                   PUT OPTIONS
                                 ---------------------------    --------------------------
                                 NUMBER OF       AMOUNT OF      NUMBER OF      AMOUNT OF
                                 CONTRACTS        PREMIUMS      CONTRACTS      PREMIUMS
                                 ---------     -------------    ---------    -------------
Options outstanding as of
August 31, 2007                     40,834     $  13,543,701       10,316    $   6,014,598
Options written                    289,729        38,056,122      102,592       26,240,124
Options closed or expired         (271,368)      (35,660,254)     (66,324)     (16,989,957)
Options exercised                  (24,690)      (10,732,708)     (17,117)      (4,736,949)
                                 ---------     -------------    ---------    -------------
Options outstanding as of
May 31, 2008                        34,505     $   5,206,861       29,467    $  10,527,816
                                 =========     =============    =========    =============

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In

                      27 | Oppenheimer Capital Income Fund

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS May 31, 2008 / Unaudited

the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of May 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                 $  2,939,923,523
Federal tax cost of other investments              (276,600,647)
                                               ----------------
Total federal tax cost                         $  2,663,322,876
                                               ================

Gross unrealized appreciation                  $    374,793,424
Gross unrealized depreciation                      (221,366,852)
                                               ----------------
Net unrealized appreciation                    $    153,426,572
                                               ================

                      28 | Oppenheimer Capital Income Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 07/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 07/08/2008

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 07/08/2008